INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes: In Israel		$ 6,155	$ 6,622	$ 6,251
Current taxes: Outside Israel		7,674	8,325	10,308
Current taxes		13,829	14,947	16,559
Deferred taxes: In Israel		299	781	(1,982)
Deferred taxes: Outside Israel		(2,545)	1,565	(169)
Deferred tax expense (benefit)		(2,246)	2,346	(2,151)
Taxes in respect of prior years: In Israel	[1]	439	(20)	1,775
Taxes in respect of prior years: Outside Israel	[2]	212		1,522
Taxes in respect of prior years		651	(20)	3,297
Income tax expense (benefit)		$ 12,234	$ 17,273	$ 17,705

[1]	During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to NIS 11.3 million (approximately US$ 3.1 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.
[2]	During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessment for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an non-deductible expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. In addition, our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.